Debt - Summary of Debt (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 2,483	$ 2,510
Less: current portion of debt	(499)
Debt	1,984	2,510
Three Point Zero Billion Revolving Credit Facility [member]
Disclosure of detailed information about borrowings [line items]
Borrowings		30
1.0 Billion Notes [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	991	991
1.0 Billion Notes [member] | 7-Year Notes [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	547	547
1.0 Billion Notes [member] | 30-Year Notes [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	444	444
$1.5 Billion Notes [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	1,492	1,489
$1.5 Billion Notes [member] | 5-Year Notes [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	499	498
$1.5 Billion Notes [member] | 10-Year Notes [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 993	$ 991